Schedule of maturities lease payments (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Lease Obligation
2025	$ 19
Total future lease payment	19
Amount representing interest	(1)
Present value of operating lease liabilities	18
Less: current portion	(18)	$ (25)	$ (49)
Non-current portion